Other disclosures - Risk Management and Principal Risks - Loans and advances at amortised cost by stage (audited) (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (1,329,242.0)	£ (1,119,650.0)
Loan loss rate	1.38%	0.55%
Credit impairment charges and other provisions	£ 4,838.0	£ 1,912.0	£ 1,468.0
ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	9,399.0	6,630.0
Financial assets designated at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	9,500.0	17,700.0
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(686,728.0)	(680,053.0)
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	696,127.0	686,683.0
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	580,903.0	620,406.0
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	103,897.0	57,419.0
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	11,327.0	8,858.0
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	9,399.0	6,630.0
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,289.0	804.0
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,322.0	2,543.0
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,788.0	3,283.0
Off balance sheet loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		(340,938.0)
Credit impairment charges and other provisions	(776.0)
Off balance sheet loan commitments and financial guarantee contracts [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	344,096.0
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions		(71.0)
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	345,160.0	341,260.0
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	289,939.0	321,140.0
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	52,891.0	19,185.0
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,330.0	935.0
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,064.0	322.0
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	256.0	97.0
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	758.0	170.0
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	50.0	55.0
Other financial assets subject to impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions	(153.0)
Other financial assets subject to impairment [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(180,300.0)	(149,300.0)	(129,900.0)
Other financial assets subject to impairment [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(175,700.0)	(148,500.0)	(129,300.0)
Other financial assets subject to impairment [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(4,400.0)	(800.0)	(600.0)
Other financial assets subject to impairment [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	165.0	24.0	12.0
Other financial assets subject to impairment [member] | ECL | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	11.0	12.0	10.0
Other financial assets subject to impairment [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	9.0	2.0	2.0
Other financial assets subject to impairment [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions		(8.0)
Other assets [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(154.0)	(10.0)
Other assets [member] | ECL | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	145.0	10.0
Loans and advances [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges and other provisions	4,685.0	1,904.0	£ 1,465.0
Loans and advances [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(5,000.0)
Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (342,632.0)	£ (339,115.0)
Loan loss rate	1.11%	0.53%
Credit impairment charges and other provisions	£ (3,909.0)	£ (1,833.0)
Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Group Retail [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(207,896.0)	(203,377.0)
Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Group Wholesale [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(134,736.0)	(135,738.0)
Loans and advances [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(289,931.0)	(298,559.0)
Loans and advances [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(47,442.0)	(35,861.0)
Loans and advances [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(5,259.0)	(4,695.0)
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	350,967.0	345,423.0
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Barclays Group Retail [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	214,249.0	208,657.0
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Barclays Group Wholesale [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	136,718.0	136,766.0
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	290,964.0	299,266.0
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member] | Barclays Group Retail [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	178,565.0	175,786.0
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member] | Barclays Group Wholesale [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	112,399.0	123,480.0
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	51,006.0	38,234.0
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Group Retail [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	30,116.0	27,724.0
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Group Wholesale [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	20,890.0	10,510.0
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,997.0	7,923.0
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Barclays Group Retail [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,568.0	5,147.0
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Barclays Group Wholesale [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,429.0	2,776.0
Loans and advances [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,335.0	6,308.0
Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Barclays Group Retail [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,353.0	5,280.0
Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Barclays Group Wholesale [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,982.0	1,028.0
Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,033.0	707.0
Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member] | Barclays Group Retail [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	732.0	555.0
Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member] | Barclays Group Wholesale [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	301.0	152.0
Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,564.0	2,373.0
Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Group Retail [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,889.0	2,087.0
Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member] | Barclays Group Wholesale [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	675.0	286.0
Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,738.0	3,228.0
Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Barclays Group Retail [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,732.0	2,638.0
Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Barclays Group Wholesale [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,006.0	590.0
Wholesale loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(7,551.0)	(6,434.0)
Wholesale loans [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(142,172.0)	(129,340.0)
Wholesale loans [member] | Financial assets at amortised cost [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(118,984.0)	(117,398.0)
Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(20,663.0)	(10,130.0)
Wholesale loans [member] | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,525.0)	(1,812.0)
Wholesale loans [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	144,269.0	130,332.0
Wholesale loans [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	119,304.0	117,541.0
Wholesale loans [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	21,374.0	10,432.0
Wholesale loans [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,591.0	2,359.0
Wholesale loans [member] | Financial assets at amortised cost [member] | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,097.0	992.0
Wholesale loans [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	320.0	143.0
Wholesale loans [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	711.0	302.0
Wholesale loans [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,066.0	£ 547.0